Segments Results (Schedule Of Revenues And Long-Lived Assets By Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 113,400	$ 112,920	$ 102,027
Long lived Assets	48,035	49,815
North America [Member]
Revenues	32,844	31,763	24,464
Long lived Assets	6,506	5,566
Europe [Member]
Revenues	48,325	48,181	45,476
Asia [Member]
Revenues	10,578	9,537	9,278
Israel [Member]
Revenues	8,908	9,884	7,329
Long lived Assets	41,529	44,249
Middle East (Other Than Israel) [Member]
Revenues	10,006	11,900	13,930
Rest Of World [Member]
Revenues	$ 2,739	$ 1,655	$ 1,550